Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	1,111,484,926	(279,149,867)	832,335,059
Transfer from Advances for vessel under construction and acquisitions (Note 5)	30,366,897	—	30,366,897
Other additions	1,227,314	—	1,227,314
Impairment loss	(169,553,060)	124,936,846	(44,616,214)
Disposals	(8,100,000)	—	(8,100,000)
Transfer to Vessel held for sale	(12,250,000)	—	(12,250,000)
Spin-off of tankers (Note 1)	(80,500,000)	—	(80,500,000)
Depreciation for the year	—	(37,125,903)	(37,125,903)

Balance, December 31, 2021	872,676,077	(191,338,924)	681,337,153

Additions	748,848	—	748,848
Impairment loss	(22,779,899)	19,612,865	(3,167,034)
Disposals	(12,046,017)	—	(12,046,017)
Transfer to Assets held for sale	(10,579,596)	—	(10,579,596)
Depreciation for the year	—	(27,814,901)	(27,814,901)

Balance, December 31, 2022	828,019,413	(199,540,960)	628,478,453